SEMI-ANNUAL REPORT
                               NOVEMBER 30, 2001
                                  (UNAUDITED)

                                  DOW JONESSM
                               ISLAMIC INDEX FUND

                          DOW JONES ISLAMIC INDEX FUND

January 30, 2002

Dear Fellow Shareholders,

Assalamu Alaykum.

For the last six-month period ended November 30, 2001, the Dow Jones Islamic Index Fund Class K declined only 7.78% outperforming its benchmark, the Russell 3000 Growth Index, which lost 9.00%. Your Fund also outperformed the S&P 500 Index and the NASDAQ, which declined 8.09% and 8.39% respectively.

In times of recession and slow business activity, companies with high debt are at higher business risk and their stock prices are more vulnerable. Your Fund, by following the ethical and pragmatic principles of Islam, avoids such companies, possibly contributing to its ability to outperform the above stock market indexes in these recessionary times.

The broad stocks indexes finished 2001 down again with the S&P 500 pulling back
13.04 percent. It has not fallen that hard in a calendar year since 1974. The 2000-01 stock market fall marks the first two-year string of losses since the 1973-74 decline. However investors may be comforted by the fact that it has been sixty years since the major stock indexes fell for three consecutive years (1939-41.) That might be one reason why eight out of nine leading stock strategists surveyed by the Wall Street Journal expect stocks to rise this coming year, with an average projected gain of 12.4 percent.

The Wall Street Journal also reported on January 16th that a fund manager's survey found that managers feel growth stocks will do better than the value variety and large caps will outperform small caps. If this prediction turns out to be true, your Fund is positioned to benefit from these trends.

However, investors need not depend on the predictions of leading stock market strategists or fund managers. They are well served by taking a long-term view. Shareholders should invest through the inevitable cycles of the stock market, diversifying their investments to minimize risk and consistently investing a certain amount every month or quarter regardless of market fluctuations. This strategy is also known as dollar cost averaging. Your fund is well diversified holding over 340 stocks and offers free automatic investments plans to help you invest regularly.

On behalf of all of us at the Dow Jones Islamic Index Fund we thank you for your continued investment and confidence. We remain committed to providing you investment products that we believe to be attractive long-term investment alternatives designed to help achieve your financial goals without compromising your religious and ethical values.

Respectfully,

/s/Bassam Osman

Bassam Osman
President

                          DOW JONES ISLAMIC INDEX FUND
                            SCHEDULE OF INVESTMENTS
                         November 30, 2001 (Unaudited)

NUMBER OF                                                             MARKET
  SHARES                                                              VALUE
---------                                                             ------
COMMON STOCK - 99.9%

          ADVANCED INDUSTRIAL - 0.7%
   800    Agilent Technologies, Inc.*<F1>                          $    21,816
   500    Danaher Corporation                                           29,325
   500    Diebold, Inc.                                                 19,395
   500    Newport Corporation                                            8,885
   500    Pall Corporation                                              11,510
   750    Symbol Technologies, Inc.                                     12,465
   500    Tekelec*<F1>                                                   9,710
   500    Waters Corporation*<F1>                                       18,275
                                                                   -----------
                                                                       131,381
                                                                   -----------

          ADVANCED MEDICAL
            DEVELOPMENT - 1.6%
   900    Biomet, Inc.                                                  25,191
   700    Guidant Corporation*<F1>                                      34,167
 4,400    Medtronic, Inc.                                              208,032
   500    St. Jude Medical, Inc.                                        37,250
                                                                   -----------
                                                                       304,640
                                                                   -----------

          AEROSPACE - 0.5%
 1,700    United Technologies
            Corporation                                                102,340
                                                                   -----------

          ALUMINUM - 0.6%
 3,200    Alcoa, Inc.                                                  123,520
                                                                   -----------

          AUTO PARTS - 0.2%
   500    Gentex Corporation*<F1>                                       11,930
   600    Genuine Parts Company                                         20,220
                                                                   -----------
                                                                        32,150
                                                                   -----------

          BIOTECHNOLOGY - 3.4%
   500    Abgenix, Inc.*<F1>                                            18,000
 3,700    Amgen, Inc.*<F1>                                             245,791
 1,100    Applera Corporation -
            Applied Biosystems Group                                    36,410
   500    Biogen, Inc.*<F1>                                             29,455
   500    Bio-Technology General
            Corporation*<F1>                                             4,190
   500    Celgene Corporation*<F1>                                      17,445
   500    Chiron Corporation*<F1>                                       21,700
   500    COR Therapeutics, Inc.*<F1>                                   10,500
   500    Genentech, Inc.*<F1>                                          28,725
   500    Gilead Sciences, Inc.*<F1>                                    36,105
   500    IDEC Pharmaceuticals
            Corporation*<F1>                                            35,150
   500    ImClone Systems, Inc.*<F1>                                    36,000
   800    Immunex Corporation*<F1>                                      21,600
   500    Immunomedics, Inc.*<F1>                                       11,900
   500    Medarex, Inc.*<F1>                                            11,620
   500    MedImmune, Inc.*<F1>                                          22,050
   500    Quintiles Transnational
            Corporation*<F1>                                             8,275
   500    Scios, Inc.*<F1>                                              13,710
   500    SICOR, Inc.*<F1>                                               8,440
   500    Vertex Pharmaceuticals, Inc.*<F1>                             12,650
   500    XOMA, Ltd.*<F1>                                                4,310
                                                                   -----------
                                                                       634,026
                                                                   -----------

          BUILDING MATERIALS - 0.2%
   500    The Sherwin-Williams
            Company                                                     13,995
   500    Vulcan Materials Company                                      23,125
                                                                   -----------
                                                                        37,120
                                                                   -----------

          CHEMICALS - 1.7%
   500    Avery Dennison Corporation                                    26,990
 2,200    The Dow Chemical Company                                      82,500
 3,800    E. I. du Pont de Nemours
            and Company                                                168,492
   500    Ecolab, Inc.                                                  18,700
   500    Sigma-Aldrich Corporation                                     21,380
                                                                   -----------
                                                                       318,062
                                                                   -----------

          COAL - 0.0%
   500    Massey Energy Company                                          8,885
                                                                   -----------

          COMMUNICATIONS
            TECHNOLOGY - 6.1%
 2,200    ADC
            Telecommunications, Inc.*<F1>                                9,768
   500    Andrew Corporation*<F1>                                       10,505
   966    Avaya, Inc.*<F1>                                              10,983
 1,000    CIENA Corporation*<F1>                                        17,750
24,000    Cisco Systems, Inc.*<F1>                                     490,560
 3,300    Corning, Inc.                                                 31,119
   500    DMC Stratex Networks, Inc.*<F1>                                3,485
   500    Echelon Corporation*<F1>                                       7,100
   500    Extreme Networks, Inc.*<F1>                                    7,915
   500    Finisar Corporation*<F1>                                       5,410
   500    Foundry Networks, Inc.*<F1>                                    5,000
 4,300    JDS Uniphase Corporation*<F1>                                 43,344
 1,000    Juniper Networks, Inc.*<F1>                                   24,580
12,500    Lucent Technologies, Inc.                                     91,500
 7,800    Motorola, Inc.                                               129,792
   500    New Focus, Inc.*<F1>                                           2,020
   500    ONI Systems Corporation*<F1>                                   3,560
   500    Overture Services, Inc.*<F1>                                  12,775
   500    Plantronics, Inc.*<F1>                                        12,220
   500    Polycom, Inc.*<F1>                                            17,265
 2,300    QUALCOMM, Inc.*<F1>                                          135,056
   500    Redback Networks, Inc.*<F1>                                    2,090
   500    Scientific-Atlanta, Inc.                                      13,445
   500    SonicWALL, Inc.*<F1>                                           8,510
   500    Sonus Networks, Inc.*<F1>                                      2,410
   600    Sycamore Networks, Inc.*<F1>                                   3,144
 1,300    Tellabs, Inc.*<F1>                                            19,864
   600    VeriSign, Inc.*<F1>                                           22,416
                                                                   -----------
                                                                     1,143,586
                                                                   -----------

          COMPUTERS - 4.0%
   500    Advanced Digital Information
            Corporation*<F1>                                             7,825
   500    Brocade Communications
            Systems, Inc.*<F1>                                          16,400
 6,200    Compaq Computer
            Corporation                                                 62,930
   500    Computer Network
            Technology Corporation*<F1>                                  9,375
 7,400    Dell Computer Corporation*<F1>                               206,682
 7,000    EMC Corporation*<F1>                                         117,530
 1,200    Gateway, Inc.*<F1>                                            11,280
   500    Handspring, Inc.*<F1>                                          3,535
 5,400    Hewlett-Packard Company                                      118,746
   500    InFocus Corporation*<F1>                                      11,275
 2,000    Palm, Inc.*<F1>                                                6,980
   500    SanDisk Corporation*<F1>                                       7,095
10,600    Sun Microsystems, Inc.*<F1>                                  150,944
 1,100    Unisys Corporation*<F1>                                       13,090
                                                                   -----------
                                                                       743,687
                                                                   -----------

          CONSUMER SERVICES - 0.4%
   500    Apollo Group, Inc.*<F1>                                       22,440
   500    eBay, Inc.*<F1>                                               34,035
   500    Ticketmaster Class B*<F1>                                      8,040
 1,000    Yahoo!, Inc.*<F1>                                             15,570
                                                                   -----------
                                                                        80,085
                                                                   -----------

          COSMETICS - 1.4%
   800    Avon Products, Inc.                                           38,192
 2,000    Colgate-Palmolive Company                                    116,720
 3,000    The Gillette Company                                          98,100
                                                                   -----------
                                                                       253,012
                                                                   -----------

          ELECTRICAL COMPONENT - 1.0%
   700    American Power Conversion
            Corporation*<F1>                                             9,632
   500    AVX Corporation                                               10,400
   500    Gemstar-TV Guide
            International, Inc.*<F1>                                    13,865
   500    Jabil Circuit, Inc.*<F1>                                      13,150
   500    Molex, Inc.                                                   14,370
   500    Molex, Inc. - Class A                                         12,490
   500    National Instruments
            Corporation*<F1>                                            18,100
   500    Plexus Corp.*<F1>                                             15,075
   500    Power-One, Inc.*<F1>                                           4,990
 1,500    Sanmina-SCI Corporation*<F1>                                  32,100
 2,200    Solectron Corporation*<F1>                                    32,340
                                                                   -----------
                                                                       176,512
                                                                   -----------

          ENTERTAINMENT - 0.8%
   500    Callaway Golf Company                                          7,975
 1,000    Eastman Kodak Company                                         30,270
   500    Electronic Arts, Inc.*<F1>                                    30,230
   700    Harley-Davidson, Inc.                                         36,806
   500    Polaris Industries Inc.                                       26,475
   500    Winnebago Industries, Inc.                                    16,850
                                                                   -----------
                                                                       148,606
                                                                   -----------

          FIXED LINE
            COMMUNICATION - 3.9%
   500    Allegiance Telecom, Inc.*<F1>                                  4,005
 1,000    ALLTEL Corporation                                            65,080
 5,000    BellSouth Corporation                                        192,500
11,200    SBC Communications, Inc.                                     418,656
 2,300    Sprint Corporation                                            50,117
                                                                   -----------
                                                                       730,358
                                                                   -----------

          FOOD & BEVERAGE - 4.0%
 7,500    The Coca-Cola Company                                        352,200
   700    General Mills, Inc.                                           34,545
   500    Hershey Foods Corporation                                     32,730
 1,000    Kellogg Company                                               29,490
   500    Lancaster Colony Corporation                                  16,720
 4,900    PepsiCo, Inc.                                                238,287
 1,000    Ralston Purina Group                                          33,130
                                                                   -----------
                                                                       737,102
                                                                   -----------

          FURNISHINGS - 0.2%
   500    Ethan Allen Interiors, Inc.                                   18,440
   300    Herman Miller, Inc.                                            6,558
   700    Leggett & Platt, Inc.                                         15,148
                                                                   -----------
                                                                        40,146
                                                                   -----------

          HEALTHCARE PROVIDERS - 0.9%
 1,100    Health Management
            Associates, Inc.*<F1>                                       21,461
 1,000    Lincare Holdings, Inc.*<F1>                                   29,720
   500    Orthodontic Centers of
            America, Inc.*<F1>                                          14,120
   500    Renal Care Group, Inc.*<F1>                                   16,030
 1,200    UnitedHealth Group, Inc.                                      85,740
                                                                   -----------
                                                                       167,071
                                                                   -----------

          HEAVY CONSTRUCTION - 0.0%
   500    Dycom Industries, Inc.*<F1>                                    8,150
                                                                   -----------

          HOUSEHOLD PRODUCTS - 2.6%
   500    Blyth, Inc.                                                   10,000
   500    The Clorox Company                                            19,760
 2,000    Kimberly-Clark Corporation                                   116,340
 4,300    The Procter & Gamble
            Company                                                    333,078
   300    The Stanley Works                                             12,537
                                                                   -----------
                                                                       491,715
                                                                   -----------

          INDUSTRIAL - DIVERSIFIED - 4.4%
   500    Capstone Turbine Corporation*<F1>                              2,340
   700    Dover Corporation                                             25,802
 1,600    Emerson Electric Company                                      86,496
 2,000    Honeywell International Inc.                                  66,280
 1,100    Illinois Tool Works, Inc.                                     67,485
   500    Kaydon Corporation                                            10,200
 1,500    Minnesota Mining and
            Manufacturing Company                                      171,870
   500    Parker-Hannifin Corporation                                   20,525
   700    Rockwell International
            Corporation                                                 11,550
   500    Roper Industries, Inc.                                        21,000
 5,800    Tyco International, Ltd.                                     341,040
                                                                   -----------
                                                                       824,588
                                                                   -----------

          INDUSTRIAL SERVICES - 3.2%
   500    Akamai Technologies, Inc*<F1>                                  2,880
   100    Arbitron, Inc.*<F1>                                            3,004
 2,000    Automatic Data
            Processing, Inc.                                           110,920
   500    Catalina Marketing
            Corporation*<F1>                                            15,810
   500    CIBER, Inc.*<F1>                                               3,830
   500    Cintas Corporation                                            21,370
   600    Computer Sciences
            Corporation*<F1>                                            28,590
 1,200    Concord EFS, Inc.*<F1>                                        35,952
   500    Convergys Corporation*<F1>                                    16,615
   500    Copart, Inc.*<F1>                                             17,140
   500    Deluxe Corporation                                            19,760
   500    Dendrite International, Inc.*<F1>                              6,485
   500    DST Systems, Inc.*<F1>                                        23,850
 1,700    Electronic Data Systems
            Corporation                                                117,674
   700    Exodus Communications, Inc.*<F1>                                  70
   500    Getty Images, Inc.*<F1>                                        9,925
   500    W.W. Grainger, Inc.                                           23,400
 1,100    IMS Health, Inc.                                              22,528
   500    MedQuist, Inc.*<F1>                                           12,040
 1,200    Paychex, Inc.                                                 42,012
 1,000    Quanta Services, Inc.*<F1>                                    15,550
   500    Robert Half International, Inc.*<F1>                          13,475
   500    Sabre Holdings Corporation*<F1>                               17,345
   500    StorageNetworks, Inc.*<F1>                                     3,435
 1,000    WebMD Corporation*<F1>                                         5,200
                                                                   -----------
                                                                       588,860
                                                                   -----------

          MEDICAL SUPPLIES - 2.6%
 4,600    Abbott Laboratories                                          253,000
 1,800    Baxter International, Inc.                                    93,600
 1,000    Becton, Dickinson
            and Company                                                 33,870
 1,000    Boston Scientific Corporation*<F1>                            26,600
   500    Cytyc Corporation*<F1>                                        12,220
   500    Patterson Dental Company*<F1>                                 19,165
   500    Respironics, Inc.*<F1>                                        15,795
   500    Sybron Dental
            Specialties, Inc.*<F1>                                       9,600
   500    Techne Corporation*<F1>                                       15,870
                                                                   -----------
                                                                       479,720
                                                                   -----------

          OIL COMPANIES - 6.7%
 3,940    ChevronTexaco Corporation                                    334,939
23,200    Exxon Mobil Corporation                                      867,680
   500    Murphy Oil Corporation                                        35,955
   500    Tom Brown, Inc.*<F1>                                          11,700
                                                                   -----------
                                                                     1,250,274
                                                                   -----------

          OIL DRILLING - 1.1%
   500    Baker Hughes Incorporated                                     16,485
 1,000    Conoco Inc.                                                   27,370
   500    Core Laboratories N.V.*<F1>f<F2>                               7,800
   500    ENSCO International, Inc.                                     10,060
   700    EOG Resources, Inc.                                           24,486
   500    GlobalSanteFe Corporation                                     12,100
   500    Nabors Industries, Inc.*<F1>                                  15,750
   500    Noble Drilling Corporation*<F1>                               14,750
   500    Rowan Companies, Inc.*<F1>                                     8,170
 1,100    Transocean Sedco Forex, Inc.                                  31,130
 1,000    USX-Marathon Group                                            27,400
                                                                   -----------
                                                                       195,501
                                                                   -----------

          OILFIELD EQUIPMENT - 1.2%
 1,000    BJ Services Company*<F1>                                      27,860
   500    Cooper Cameron Corporation*<F1>                               18,320
 1,600    Halliburton Company                                           34,288
   500    Hanover Compressor
            Company*<F1>                                                12,935
   500    National-Oilwell, Inc.*<F1>                                    8,370
 2,000    Schlumberger Limited                                          96,020
   500    Weatherford
            International, Inc.*<F1>                                    16,735
                                                                   -----------
                                                                       214,528
                                                                   -----------

          PHARMACEUTICALS - 19.1%
   500    Allergan, Inc.                                                37,745
 4,800    American Home Products
            Corporation                                                288,480
   500    Andrx Group*<F1>                                              36,910
 6,200    Bristol-Myers Squibb
            Company                                                    333,312
 3,000    Eli Lilly and Company                                        248,010
   500    Forest Laboratories, Inc.*<F1>                                35,400
   500    Genzyme Corporation*<F1>                                      27,310
   500    Human Genome
            Sciences, Inc.*<F1>                                         21,255
   500    Hyseq, Inc.*<F1>                                               4,100
   500    Inhale Therapeutic
            Systems, Inc.*<F1>                                           8,140
   625    IVAX Corporation                                              12,875
 9,984    Johnson & Johnson                                            581,568
   666    King Pharmaceuticals, Inc.*<F1>                               26,533
 7,500    Merck & Co., Inc.                                            508,125
   500    Millennium
            Pharmaceuticals, Inc.*<F1>                                  17,045
   600    Mylan Laboratories, Inc.                                      20,688
   500    Myriad Genetics, Inc.*<F1>                                    28,445
   500    NPS Pharmaceuticals, Inc.*<F1>                                19,225
21,000    Pfizer, Inc.                                                 909,510
 4,000    Pharmacia Corporation                                        177,600
 5,400    Schering-Plough Corporation                                  192,942
   500    Sepracor, Inc.*<F1>                                           24,950
                                                                   -----------
                                                                     3,560,168
                                                                   -----------

          PUBLISHING - 0.4%
   500    Dow Jones & Company, Inc.                                     25,310
   500    John Wiley & Sons, Inc.                                       11,595
   500    The New York
            Times Company                                               22,725
   500    The Reader's Digest
            Association, Inc.                                           11,250
                                                                   -----------
                                                                        70,880
                                                                   -----------

          REAL ESTATE - 0.1%
   500    HomeStore.com, Inc.*<F1>                                       1,830
   500    Public Storage, Inc.                                          17,000
                                                                   -----------
                                                                        18,830
                                                                   -----------

          RETAILERS - 1.7%
   500    Abercrombie & Fitch Co.*<F1>                                  12,000
 1,800    The Gap, Inc.                                                 23,814
 1,200    Kohl's Corporation*<F1>                                       81,420
 1,600    The Limited, Inc.                                             22,272
 3,200    Target Corporation                                           120,128
   500    Tiffany & Company                                             14,400
 1,100    The TJX Companies, Inc.                                       41,459
                                                                   -----------
                                                                       315,493
                                                                   -----------

          RETAILERS - DRUG BASED - 1.6%
 1,650    Cardinal Health, Inc.                                        112,728
 1,400    CVS Corporation                                               37,730
 1,100    McKesson HBOC, Inc.                                           40,997
   500    Priority Healthcare
            Corporation Class B*<F1>                                    16,515
 2,500    Walgreen Company                                              82,500
                                                                   -----------
                                                                       290,470
                                                                   -----------

          RETAILERS - SPECIALTY - 3.7%
 1,000    Bed Bath & Beyond, Inc.*<F1>                                  32,470
   500    Best Buy Co., Inc.*<F1>                                       35,695
   500    Big Lots, Inc.*<F1>                                            4,700
   700    Circuit City Stores-Circuit
            City Group                                                  12,285
   500    Cost Plus, Inc.*<F1>                                          10,260
   500    Dollar Tree Stores, Inc.*<F1>                                 14,020
 7,200    The Home Depot, Inc.                                         335,952
 2,800    Lowe's Companies, Inc.                                       126,868
 1,200    Office Depot, Inc.*<F1>                                       19,380
   700    RadioShack Corporation                                        20,272
 1,700    Staples, Inc.*<F1>                                            29,920
 1,400    Starbucks Corporation*<F1>                                    24,808
   500    Williams-Sonoma, Inc.*<F1>                                    19,430
                                                                   -----------
                                                                       686,060
                                                                   -----------

          SEMICONDUCTORS - 9.7%
   800    Advanced Micro
            Devices, Inc.*<F1>                                          10,848
 2,000    Agere Systems Inc.*<F1>                                       10,320
   500    Alpha Industries, Inc.*<F1>                                   12,000
 1,300    Altera Corporation*<F1>                                       29,588
 1,000    Analog Devices, Inc.*<F1>                                     42,500
 2,900    Applied Materials, Inc.*<F1>                                 115,246
 1,000    Applied Micro Circuits
            Corporation*<F1>                                            13,630
 1,000    Atmel Corporation*<F1>                                         8,250
   600    Axcelis Technologies, Inc.*<F1>                                8,166
   500    Broadcom Corporation*<F1>                                     21,995
   500    Comverse Technology, Inc.*<F1>                                10,695
   500    Credence Systems
            Corporation*<F1>                                             8,295
   500    Cree, Inc.*<F1>                                               12,430
   500    Cypress Semiconductor
            Corporation*<F1>                                            11,510
   500    EMCORE Corporation*<F1>                                        6,715
   500    Emulex Corporation*<F1>                                       16,305
   500    GlobeSpan, Inc.*<F1>                                           6,510
   500    Integrated Device
            Technology, Inc.*<F1>                                       14,740
22,000    Intel Corporation                                            718,520
   500    International Rectifier
            Corporation*<F1>                                            16,730
   500    KEMET Corporation*<F1>                                         8,450
   600    KLA-Tencor Corporation*<F1>                                   30,138
   500    Lattice Semiconductor
            Corporation*<F1>                                             9,710
   500    Lexmark International, Inc.*<F1>                              25,835
 1,000    Linear Technology
            Corporation                                                 41,030
 1,000    LSI Logic Corporation*<F1>                                    16,250
   500    Marvell Technology
            Group Ltd.*<F1>f<F2>                                        15,770
 1,000    Maxim Integrated
            Products, Inc.*<F1>                                         54,810
   500    Microchip Technology, Inc.*<F1>                               18,055
 1,900    Micron Technology, Inc.                                       51,604
   500    NCR Corporation*<F1>                                          19,215
 1,100    Network Appliance, Inc.*<F1>                                  16,973
   500    Novellus Systems, Inc.*<F1>                                   19,035
 1,000    NVIDIA Corporation*<F1>                                       54,640
   500    PMC-Sierra, Inc.*<F1>                                         11,395
   500    Qlogic Corporation*<F1>                                       24,725
   500    Rambus, Inc.*<F1>                                              4,275
   500    RF Micro Devices, Inc.*<F1>                                   12,125
   500    Silicon Storage
            Technology, Inc.*<F1>                                        6,165
   500    Teradyne, Inc.*<F1>                                           13,930
 6,000    Texas Instruments,  Inc.                                     192,300
   600    TranSwitch Corporation*<F1>                                    2,406
 1,175    TriQuint Semiconductor, Inc.*<F1>                             18,683
   600    Vitesse Semiconductor
            Corporation*<F1>                                             7,314
 1,000    Xilinx, Inc.*<F1>                                             36,110
                                                                   -----------
                                                                     1,805,936
                                                                   -----------

          TECHNOLOGY - SOFTWARE - 9.2%
   800    Adobe Systems, Inc.                                           25,664
   500    Amdocs Limited*<F1>                                           16,535
 1,000    Ariba, Inc.*<F1>                                               4,280
   500    Art Technology Group, Inc.*<F1>                                1,600
   800    Ascential Software
            Corporation*<F1>                                             3,296
 1,200    BEA Systems, Inc.*<F1>                                        20,148
   900    BMC Software, Inc.*<F1>                                       15,075
 1,000    BroadVision, Inc.*<F1>                                         3,010
 1,100    Cadence Design Systems, Inc.*<F1>                             26,235
   500    Check Point Software
            Technologies, Ltd.*<F1>                                     19,175
   600    Citrix Systems, Inc.*<F1>                                     13,422
   600    Commerce One, Inc.*<F1>                                        1,890
 1,600    Computer Associates
            International, Inc.                                         53,232
   500    Documentum, Inc.*<F1>                                          9,450
   500    E.piphany, Inc.*<F1>                                           3,745
 1,000    i2 Technologies, Inc.*<F1>                                     5,740
   500    Informatica Corporation*<F1>                                   6,655
   600    Inktomi Corporation*<F1>                                       2,994
   500    Interwoven, Inc.*<F1>                                          4,490
   700    Intuit Inc.*<F1>                                              30,730
   500    J.D. Edwards & Company*<F1>                                    6,595
   500    Keane, Inc.*<F1>                                               8,375
   500    Legato Systems, Inc.*<F1>                                      4,905
   500    Macromedia, Inc.*<F1>                                         11,100
   500    Manugistics Group, Inc.*<F1>                                   5,900
   500    Mentor Graphics Corporation*<F1>                              11,335
   500    Mercury Interactive
            Corporation*<F1>                                            15,395
   500    Micromuse, Inc.*<F1>                                           7,940
15,000    Microsoft Corporation*<F1>                                   963,150
 1,200    Novell, Inc.*<F1>                                              5,112
   500    Openwave Systems, Inc.*<F1>                                    5,475
13,100    Oracle Corporation*<F1>                                      183,793
 1,000    Parametric Technology
            Corporation*<F1>                                             8,750
 1,000    PeopleSoft, Inc.*<F1>                                         34,910
   500    Peregrine Systems, Inc.*<F1>                                   7,775
   700    Rational Software Corporation*<F1>                            13,335
   600    RealNetworks, Inc.*<F1>                                        3,948
   500    Retek Inc.*<F1>                                               14,275
   500    Sapient Corporation*<F1>                                       3,140
 1,200    Siebel Systems, Inc.*<F1>                                     26,820
 1,000    SunGard Data Systems, Inc.*<F1>                               28,060
   500    TIBCO Software, Inc.*<F1>                                      6,295
 1,300    VERITAS Software
            Corporation*<F1>                                            50,557
 1,000    Vignette Corporation*<F1>                                      5,410
   500    Wind River Systems, Inc.*<F1>                                  8,600
                                                                   -----------
                                                                     1,708,316
                                                                   -----------

          TEXTILES - 0.3%
   500    Liz Claiborne, Inc.                                           24,990
   500    Nautica Enterprises, Inc.*<F1>                                 6,500
   600    NIKE, Inc. Class B                                            31,794
                                                                   -----------
                                                                        63,284
                                                                   -----------

TRANSPORTATION - 0.3%
 1,100    FedEx Corporation*<F1>                                        50,446
   500    Werner Enterprises, Inc.                                      11,975
                                                                   -----------
                                                                        62,421
                                                                   -----------

          UTILITIES - 0.1%
   700    Dynegy, Inc.                                                  21,245
 2,600    Enron Corporation                                                676
 1,000    The Montana Power
            Company*<F1>                                                 4,770
                                                                   -----------
                                                                        26,691
                                                                   -----------

          WIRELESS COMMUNICATION - 0.3%
   500    InterDigital Communications
            Corporation*<F1>                                             4,655
   500    Powerwave
            Technologies, Inc.*<F1>                                      8,425
   500    Telephone and Data
            Systems, Inc.                                               45,000
                                                                   -----------
                                                                        58,080
                                                                   -----------
          Total Common Stock
            (Cost $23,774,415)                                      18,632,254
                                                                   -----------
          Assets, Less Other
            Liabilities - 0.1%                                          21,961
                                                                   -----------
          TOTAL NET ASSETS 100.0%                                  $18,654,215
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing
f<F2>  U.S. security of foreign company
  ADR  American Depositary Receipt

                     See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         November 30, 2001 (Unaudited)

ASSETS
Investments in securities, at market (cost: $23,774,415)           $18,632,254
Cash                                                                    26,024
Dividends receivable                                                    24,405
Receivable from Advisor                                                 32,900
Receivable for Fund shares sold                                            807
Other assets                                                             2,424
                                                                   -----------
     TOTAL ASSETS                                                   18,718,814
                                                                   -----------

LIABILITIES
Accrued expenses                                                        64,599
                                                                   -----------
     TOTAL LIABILITIES                                                  64,599
                                                                   -----------
     NET ASSETS                                                    $18,654,215
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF:
Paid in capital                                                    $25,123,944
Undistributed net investment income                                     20,885
Accumulated net realized loss on investments                        (1,348,453)
Unrealized depreciation on investments                              (5,142,161)
                                                                   -----------
     NET ASSETS                                                    $18,654,215
                                                                   -----------
                                                                   -----------

CLASS K:
Net assets                                                         $18,649,483
Shares of capital stock outstanding; unlimited number
  of shares authorized, no par value                                 2,667,536
                                                                   -----------
     NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE      $      6.99
                                                                   -----------
                                                                   -----------

CLASS M:
Net assets                                                         $     4,732
Shares of capital stock outstanding; unlimited number
  of shares authorized, no par value                                       680
                                                                   -----------
     NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE      $      6.96
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                            STATEMENT OF OPERATIONS
                                  (Unaudited)

                                                               SIX MONTHS ENDED
                                                              NOVEMBER 30, 2001
                                                              -----------------
INVESTMENT INCOME:
     Dividends                                                   $    89,528
                                                                 -----------

EXPENSES:
     Investment advisory fees                                         69,462
     Shareholder servicing and accounting fees                        34,953
     Administration fees                                              19,215
     License fees                                                     16,836
     Professional fees                                                17,385
     Registration fees                                                15,555
     Custody fees                                                      5,490
     Reports to shareholders                                           1,941
     Miscellaneous expenses                                            4,225
                                                                 -----------
          TOTAL EXPENSES                                             185,062
          Less fees reimbursed by Advisor                           (101,692)
                                                                 -----------
          NET EXPENSES                                                83,370
                                                                 -----------
NET INVESTMENT INCOME                                                  6,158
                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments                                    (154,511)
Net change in unrealized appreciation
  (depreciation) on investments                                   (1,425,537)
                                                                 -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                   (1,580,048)
                                                                 -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $(1,573,890)
                                                                 -----------
                                                                 -----------

                     See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS ENDED          FOR THE PERIOD
                                                                                 NOVEMBER 30, 2001      JUNE 29, 2000 (1)<F3>
                                                                                    (UNAUDITED)            TO MAY 31, 2001
                                                                                 -----------------      ---------------------
OPERATIONS
Net investment income                                                               $     6,158              $    14,727
Net realized loss on investments                                                       (154,511)              (1,193,942)
Net change in unrealized appreciation (depreciation) on investments                  (1,425,537)              (3,716,624)
                                                                                    -----------              -----------
       NET CHANGE IN NET ASSETS FROM OPERATIONS                                      (1,573,890)              (4,895,839)
                                                                                    -----------              -----------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Shares sold                                                                             220,401               25,356,435
Shares redeemed                                                                        (493,606)                 (59,286)
                                                                                    -----------              -----------
       INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS              (273,205)              25,297,149
                                                                                    -----------              -----------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (1,847,095)              20,401,310

NET ASSETS AT BEGINNING OF PERIOD                                                    20,501,310                  100,000
                                                                                    -----------              -----------
NET ASSETS AT END OF PERIOD (INCLUDING ACCUMULATED
  UNDISTRIBUTED NET INVESTMENT INCOME OF $20,885
  AND $14,727, RESPECTIVELY)                                                        $18,654,215              $20,501,310
                                                                                    -----------              -----------
                                                                                    -----------              -----------

(1)<F3>  Commencement of operations.

                     See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                              FINANCIAL HIGHLIGHTS
           Selected data for each share of capital stock outstanding

                                            SIX MONTHS ENDED    SIX MONTHS ENDED      FOR THE PERIOD           FOR THE PERIOD
                                            NOVEMBER 30, 2001   NOVEMBER 30, 2001  JUNE 29, 2000(1)<F4>   FEBRUARY 15, 2001(1)<F4>
                                               (UNAUDITED)         (UNAUDITED)        TO MAY 31, 2001          TO MAY 31, 2001
                                                 CLASS K             CLASS M              CLASS K                  CLASS M
                                            -----------------   -----------------  --------------------   ------------------------
NET ASSET VALUE
     Beginning of period                          $7.58               $7.56               $10.00                    $8.23
                                                  -----               -----               ------                    -----

OPERATIONS
     Net investment income                         0.00               (0.02)                0.01                    (0.01)
     Net realized and unrealized losses           (0.59)              (0.58)               (2.43)                   (0.66)
                                                  -----               -----               ------                    -----
          Total from operations                   (0.59)              (0.60)               (2.42)                   (0.67)
                                                  -----               -----               ------                    -----

NET ASSET VALUE
     End of period                                $6.99               $6.96               $ 7.58                    $7.56
                                                  -----               -----               ------                    -----
                                                  -----               -----               ------                    -----

Total investment return                           (7.78)%(2)(6)       (7.94)%(2)          (25.02)%(2)(6)            (8.14)%(2)
                                                        <F5><F9>             <F5>                <F5><F9>                  <F5>

Net assets, end of period                   $18,649,483              $4,732          $20,496,716                   $4,594

RATIOS
     Expenses to average net assets(5)<F8>         0.90%(3)<F6>        1.65%(4)<F7>         0.90%(3)<F6>             1.65%(4)<F7>
     Net investment income to
       average net assets(5)<F8>                   0.07%(3)<F6>       (0.68)%(4)<F7>        0.08%(3)<F6>            (0.68)%(4)<F7>
     Portfolio turnover rate                       26.7%               26.7%                20.0%                    20.0%

(1)<F4>  Commencement of operations.
(2)<F5>  Not annualized.
(3)<F6> Without fees waived, ratios of net expenses to average net assets for the periods ended November 30, 2001 and May 31, 2001 would have been 2.00% and 1.97%, respectively, and the ratios of net investment loss to average net assets would have been (1.03)% and (0.99)%, respectively.
(4)<F7> Without fees waived, ratios of net expenses to average net assets for the periods ended November 30, 2001 and May 31, 2001 would have been 2.75% and 2.75%, respectively, and the ratios of net investment loss to average net assets would have been 1.78% and 1.78%, respectively.
(5)<F8>  Annualized.
(6)<F9> The investment return for Class K was calculated using the date the Fund became effective with the SEC, June 30, 2000.

                     See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                       NOTES TO THE FINANCIAL STATEMENTS
                         November 30, 2001 (Unaudited)

1.   ORGANIZATION

Allied Asset Advisors Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on January 14, 2000. The Trust currently offers one series of shares to investors, the Dow JonesSM Islamic Index Fund (the "Fund"), a diversified series of the Trust. Allied Asset Advisors, Inc. ("AAA"or the "Advisor"), a Delaware corporation, serves as an investment manager to the Fund.

The Trust is authorized to issue an unlimited number of shares without par value, of each series. The Trust currently offers two classes of shares of the
Fund: Class K and Class M. Class M shares are subject to a 12b-1 fee of 0.75% and a shareholder servicing fee of 0.25% as described in the Fund's Class M prospectus. Each class of shares has identical rights and voting privileges except with respect to 12b-1 and shareholder servicing fees and voting rights on matters affecting a single class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

USE OF ESTIMATES: In preparing the financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

SECURITY VALUATION: Investment securities are carried at value determined using the following valuation methods:

o Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

o Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price. The Fund did not hold any such securities during the period.

o Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment advisor under direction of the Board of Trustees. The Fund did not hold any such securities during the period.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute all of its taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

At November 30, 2001, the cost of investment securities for federal income tax purposes was $23,897,048. At November 30, 2001, unrealized appreciation and depreciation for federal income tax purposes were as follows:

     Appreciation                           $ 1,494,684
     Depreciation                            (6,759,478)
                                            -----------
     Net unrealized depreciation
       on investments                       $(5,264,794)
                                            -----------
                                            -----------

OTHER: Security transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees which are unique to Class M Shares. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

3.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement (the "Agreement") with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.75% of the Fund's average net assets.

The Trust has a distribution agreement and servicing agreement with Rafferty Capital Management, Inc. (the "Distributor"). The Trust has adopted a Service and Distribution Plan whereby the Fund pays the Distributor a distribution fee of up to 0.75% annually and a servicing fee of up to 0.25% annually, calculated as a percentage of average daily net assets attributable to Class M shares. The Advisor has agreed to reimburse the Fund for distribution fees paid by the Fund of up to 0.25% annually, calculated as a percentage of average daily net assets attributable to Class M shares. For the period ended November 30, 2001, the Advisor has reimbursed distribution fees of the Fund in the amount of $5. For the period ended November 30, 2001, the Fund recognized $11 of distribution fees and $5 of servicing fees, which are included in miscellaneous expenses in the statement of operations.

Trustees of the Fund serve without compensation but are reimbursed for expenses incurred in connection with attendance at Board Meetings. For the period ended November 30, 2001, the Fund recognized $2,013 of such expenses, which are included in miscellaneous expenses in the statement of operations.

If the aggregate annual operating expenses exceed 0.90% and 1.65% of average net assets for Class K and Class M shares respectively, the Advisor will waive or reimburse the Fund for the amount of such excess. Accordingly, for the period ended November 30, 2001, the Advisor has waived or reimbursed expenses of the Fund in the amount of $101,687.

4.   CAPITAL TRANSACTIONS

Transactions in Class K shares of the Fund were as follows:

                             PERIOD ENDED
                           NOVEMBER 30, 2001
                      ----------------------------
                      AMOUNT                SHARES
                      ------                ------
Shares sold          $ 219,901              32,533
Shares redeemed       (493,606)            (69,950)
                     ---------             -------
Net decrease         $(273,705)            (37,417)
                     ---------             -------
                     ---------             -------

                             PERIOD ENDED
                             MAY 31, 2001
                      ---------------------------
                      AMOUNT               SHARES
                      ------               ------
Shares sold        $25,351,844           2,702,522
Shares redeemed        (59,286)             (7,569)
                   -----------           ---------
Net increase       $25,292,558           2,694,953
                   -----------           ---------
                   -----------           ---------

Transactions in Class M shares of the Fund were as follows:

                             PERIOD ENDED
                           NOVEMBER 30, 2001
                      --------------------------
                      AMOUNT                SHARES
                      ------                ------
Shares sold            $500                    72
Shares redeemed          --                    --
                       ----                   ---
Net increase           $500                    72
                       ----                   ---
                       ----                   ---

                             PERIOD ENDED
                             MAY 31, 2001
                      ----------------------------
                      AMOUNT                SHARES
                      ------                ------
Shares sold           $4,591                  608
Shares redeemed           --                   --
                      ------                 ----
Net increase          $4,591                  608
                      ------                 ----
                      ------                 ----

5.   SECURITIES TRANSACTIONS

During the period ended November 30, 2001, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $1,796,294 and $2,019,436, respectively.

                               INVESTMENT ADVISOR
                                      AAA
                          Allied Asset Advisors, Inc.
                              Burr Ridge, Illinois

                                  DISTRIBUTOR
                         Rafferty Capital Markets, Inc.
                             White Plains, New York

                              INDEPENDENT AUDITORS
                             Deloitte & Touche LLP
                               Chicago, Illinois

                                 LEGAL COUNSEL
                       Vedder, Price, Kaufman, & Kammholz
                               Chicago, Illinois

                         ADMINISTRATOR, TRANSFER AGENT,
                              AND FUND ACCOUNTANT
                       Firstar Mutual Fund Services, LLC
                              Milwaukee, Wisconsin

                                   CUSTODIAN
                               Firstar Bank, N.A.
                                Cincinnati, Ohio

TO OBTAIN A PROSPECTUS, CALL THE FUND AT 1-877-417-6161 OR WRITE TO DOW JONES ISLAMIC INDEX FUND, C/O ALLIED ASSET ADVISORS, INC., 745 MCCLINTOCK DRIVE, SUITE 114, BURR RIDGE, IL 60521. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES. THE PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE AND YOUR SHARES MAY BE WORTH LESS THAN YOUR ORIGINAL COST. RAFFERTY CAPITAL MARKETS, LLC IS THE DISTRIBUTOR FOR THE FUND.